Securities Sold Under Agreements To Repurchase - Summary of Securities Pledged as Collateral Under Repurchase Agreements (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Offsetting Liabilities [Line Items]
Total securities pledged	$ 21,755	$ 28,925	$ 25,040
Gross amount of recognized liabilities for repurchase agreements	21,755	28,925
Amounts related to agreements not included in offsetting disclosures above	0	0
U.S.Treasury Securities [Member]
Offsetting Liabilities [Line Items]
Total securities pledged	874	1,761
Obligations of U.S. Government Agencies [Member]
Offsetting Liabilities [Line Items]
Total securities pledged	$ 20,881	$ 27,164